Related parties (Tables)	6 Months Ended
Jun. 30, 2024
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of June 30, 2024, and December 31, 2023, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Amherst Island Partnership	2024	5,106	-	-	-
	2023	5,817	-	-	-
Arroyo Netherland II B.V (Note 8)	2024	-	-	-	-
	2023	18,448	-	-	-
Akuo Atlantica PMGD Holding S.P.A	2024	89	18,717	-	-
	2023	-	16,677	-	-
Colombian assets portfolio	2024	548	15,714	279	-
	2023	-	13,578	34	-
Other	2024	138	171	-	-
	2023	21	148	-	-
Non controlling interest:

Algonquin Power Co.	2024	-	-	4,994	-
	2023	-	-	5,683	-
JGC Corporation	2024	-	-	-	3,749
	2023	-	-	-	4,612
Algerian Energy Company, SPA	2024	-	-	7,763	-
	2023	-	-	-	-
Other	2024	-	-	1,596	25
	2023	-	-	2,314	27
Other related parties:

Atlantica´s partner in Colombia	2024	918	-	-	-
	2023	918	-	-	-
Total	2024	6,799	34,602	14,632	3,774
	2023	25,204	30,403	8,031	4,639

Related party transactions
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the six-month periods ended June 30, 2024 and 2023 has been as follows:

		Financial income	Financial expense	Operating income
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2024	606	-	-
	2023	1,106	-	-
Akuo Atlantica PMGD Holding	2024	712	-	160
	2023	205	-	116
Colombian assets portfolio	2024	202	-	-
	2023	-	-	-
Other	2024	-	-	5
	2023	-	-	4
Non controlling interest:

Other	2024	-	(274)	-
	2023	7	(296)	-
	2024	1,520	(274)	165
Total	2023	1,318	(296)	120